SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	December 31,	December 31,
	2021	2020
Current assets	$1,784,689	$9,866,646
Property and equipment	279,518	300,966
Right of Use Lease Assets, net	19,833	751,422
Other non-current assets	-	43,843
Total assets	$2,084,040	$10,962,877
Total current liabilities	3,680,183	12,692,726
Total non-current liabilities	1,254,807	1,394,207

	For the years ended
	December 31,
	2021	2020	2019
Revenue	$12,258,451	$22,125,320	$7,682,583
Cost of revenue	9,418,606	17,967,593	5,778,167
Operating expenses	3,923,748	6,141,443	3,389,681
Net loss	(1,099,792)	(1,964,458)	(1,469,598)

	For the years ended
	December 31,
	2021	2020	2019
Net cash provided by (used in) operating activities	$(8,500,703)	$5,236,832	$(409,069)
Net cash provided by (used in) investing activities	(81,197)	44,715	(152,944)
Net cash provided by financing activities	1,826,612	809,078	1,004,934
Effect of changes of foreign exchange rate on cash	155,891	391,045	4,014
Net increase (decrease) in cash and cash equivalents	$(6,599,397)	$6,481,670	$446,935

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Computers and accessories	3 years
Software	2 years
Office Equipment	5 years
Leasehold improvement	5 years

SCHEDULE OF NET REVENUE

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31
	2021		2020		2019
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Grains, oil, and spices	$3,103,217	25.3%	$8,642,315	39.1%	$3,811,172	49.6%
Beverages, alcohol and tea	$1,808,015	14.7%	$2,295,324	10.4%	$1,060,858	13.8%
Other food	$1,070,054	8.7%	$1,166,115	5.2%	$687,426	9.0%
Meat, poultry and eggs	$5,355,829	43.7%	$7,227,876	32.7%	$876,249	11.4%
Fresh fruits and vegetables	$597,828	4.9%	$1,397,838	6.3%	$539,052	7.0%
Groceries	$169,501	1.4%	$1,264,330	5.8%	$462,003	6.0%
Dried seafood	$41,088	0.3%	$102,932	0.5%	$229,746	3.0%
Restaurant Services	$112,919	1.0%	$28,590	0.1%	$16,077	0.2%
Total	$12,258,451	100%	$22,125,320	100%	$7,682,583	100%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2021	6.3757	6.4508
12/31/2020	6.5250	6.9042
12/31/2019	6.9680	6.9088